Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2023
Employee benefits and sharebased payments
Schedule of shares outstanding under the incentive plan
	06.30.2023	06.30.2022	06.30.2021
At the beginning	3,865,110	4,162,917	4,483,656
Granted	(368,934)	(297,807)	(320,739)
At the end	3,496,176	3,865,110	4,162,917